Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 100 Houston, TX 77046

713 626 1919 www.invesco.com
November 22, 2010
VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	AIM Funds Group (Invesco Funds Group) CIK No. 0000019034
Ladies and Gentlemen:
On behalf of AIM Funds Group (Invesco Funds Group) (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, including Rule 488 thereunder, is the electronic version of the Fund’s Registration Statement on Form N-14 containing proxy statement/prospectuses to accomplish the combination of the following:
•	Class A, Class B, Class C, Class R, Class Y, and Institutional Class shares of Invesco Global Core Equity Fund.
Please send copies of all correspondence with respect to the Form N-14 to my attention or contact me at 713.214.5770.
Very truly yours,

/s/ Melanie Ringold
Melanie Ringold
Counsel